Assets Held for Sale (Details) - CAD ($) $ in Millions	Sep. 13, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Property, Plant and Equipment, Net		$ 36,499	$ 34,225	$ 25,411
Right-of-Use Assets, Net		1,845	2,010	1,139
Goodwill		2,923	3,473	2,272
Lease Liabilities		(2,836)	(2,957)	(1,757)
Decommissioning Liabilities		$ (3,559)	(3,906)	$ (1,248)
Non-current assets held for sale
Disclosure of operating segments [line items]
Property, Plant and Equipment, Net			1,162
Right-of-Use Assets, Net			54
Goodwill			88
Liabilities classified as held for sale
Disclosure of operating segments [line items]
Lease Liabilities			(58)
Decommissioning Liabilities			(128)
Retail
Disclosure of operating segments [line items]
Consideration for sale of assets held for sale	$ 404
Retail | Non-current assets held for sale
Disclosure of operating segments [line items]
Property, Plant and Equipment, Net			498
Right-of-Use Assets, Net			54
Goodwill			0
Retail | Liabilities classified as held for sale
Disclosure of operating segments [line items]
Lease Liabilities			(58)
Decommissioning Liabilities			(86)
Tucker | Non-current assets held for sale
Disclosure of operating segments [line items]
Property, Plant and Equipment, Net			505
Right-of-Use Assets, Net			0
Tucker | Liabilities classified as held for sale
Disclosure of operating segments [line items]
Lease Liabilities			0
Decommissioning Liabilities			(33)
Wembley | Non-current assets held for sale
Disclosure of operating segments [line items]
Property, Plant and Equipment, Net			159
Right-of-Use Assets, Net			0
Goodwill			0
Wembley | Liabilities classified as held for sale
Disclosure of operating segments [line items]
Lease Liabilities			0
Decommissioning Liabilities			$ (9)